Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 648.3	$ 10.4	₨ 648.3
Increase/(decrease) related to prior year tax positions	0.0	0.0	0.0
Closing balance	₨ 648.3	$ 10.4	₨ 648.3